[NATIONS FUNDS LOGO]






                                        INVESTMENTS FOR A LIFETIME(SM)







                                             LIFEGOALS

                                                      LIFEGOAL

                                                      INCOME AND GROWTH

                                                      PORTFOLIO

                       [WATERMARK IN BACKGROUND]

                                                      LIFEGOAL

                                                      BALANCED GROWTH

                                                      PORTFOLIO



                                                      LIFEGOAL

                                                      GROWTH

                                                      PORTFOLIO






                      SEMI-ANNUAL REPORT FOR THE PERIOD
                           ENDED SEPTEMBER 30, 1997

THIS REPORT IS SUBMITTED FOR
THE GENERAL INFORMATION OF
SHAREHOLDERS OF NATIONS FUNDS.
THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A CURRENT NATIONS
FUNDS PROSPECTUS.

NATIONS FUNDS DISTRIBUTOR:
STEPHENS INC. STEPHENS INC., WHICH
IS NOT AFFILIATED WITH NATIONSBANK,
N.A., IS NOT A BANK, AND SECURITIES
OFFERED BY IT ARE NOT GUARANTEED BY       [GRAPHIC DEPICTING BASKETS]
ANY BANK OR INSURED BY THE FDIC.
STEPHENS INC., MEMBER NYSE, SIPC.

NATIONS FUNDS INVESTMENT ADVISER:
NATIONSBANC ADVISORS, INC.
NATIONS FUNDS INVESTMENT SUB-ADVISERS:
TRADESTREET INVESTMENT ASSOCIATES, INC.,
GARTMORE GLOBAL PARTNERS AND BOATMEN'S
CAPITAL MANAGEMENT, INC.





---------------------

    NOT FDIC-
    INSURED

---------------------
  MAY LOSE VALUE
---------------------
 NO BANK GUARANTEE
---------------------

NATIONS FUNDS

DEAR SHAREHOLDER:

The capital markets, particularly the U.S. stock markets, have continued to surprise participants with solid investment returns through the first nine months of 1997. But as we had anticipated in January, the markets have become more volatile than in the previous two years. Stock investors have experienced more daily swings exceeding one percent of value than at any time in the 1990s. Bond investors have seen yields move up and down in a broad range for most of the year. Meanwhile, municipal securities have enjoyed better total returns than their taxable counterparts.

Investors have continued to benefit from the outstanding economic conditions in the U.S. Employment is high and jobs are being produced at a 200,000-plus rate monthly. The growth rate for the U.S. economy has exceeded three percent in real terms (after inflation) for the past four quarters. Corporate profits are exceeding Wall Street estimates and should finish the year up about twelve percent, which would make 1997 a record sixth consecutive year of double-digit profit growth. Inflation is perhaps the biggest surprise of all: retail inflation has registered a benign 2.2 percent for the past year, and wholesale inflation has actually dropped over the same period.

As we have noted, investors have been the beneficiaries of strong economic and market conditions over the past three years. However, we do not subscribe to the notion that the historical business cycle has been "repealed." Indeed, we encourage investors to maintain reasonable expectations about the future. A recent national survey of 750 mutual fund investors conducted by Montgomery Asset Management found that those shareholders surveyed anticipated average annual returns of 34 percent on their investments over the next decade. Such results, roughly triple the average annual return from stocks over the past 60 years, demonstrate the strong exuberance in the marketplace and give us some cause for concern. We believe investors should temper their expectations of the future and enjoy the rewards of the recent past.

That being said, there is little on the horizon that would suggest trouble for investors as 1997 draws to a close. We believe that the pattern of the past several years will continue to hold true and should produce a reasonable investment environment as we move into the new year. The economy continues its vigorous pace, monetary policy is neutral, inflation is virtually absent, and the profit picture remains intact. However, any changes on any of these fronts could translate into market volatility. On behalf of our shareholders, we will stay vigilant in our work as we pursue the Funds' investment objectives.

Sincerely,


/s/ A. Max Walker                          /s/ Mark Williamson
-----------------------------------        -------------------------------------
A. Max Walker                              Mark Williamson
President and Chairman of the Board        President, NationsBanc Advisors, Inc.


September 30, 1997

ADDENDUM

Since the date of this report, equity markets worldwide have experienced enormous volatility sparked by events in the Pacific Rim. However, the U.S. economic picture remains positive -- fundamentals have not changed. Although we expect continued volatility, our long-term view of the domestic market remains intact.

November 26, 1997

NATIONS FUNDS
Nations LifeGoal Income and Growth Portfolio

-----------------------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                       SEPTEMBER 30, 1997 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                                                                                        VALUE
SHARES                                                                                 (NOTE 1)
===============================================================================================
INVESTMENT COMPANY SECURITIES -- 100.6%
 13,217     Nations Equity Income Fund -- 21.9%.................................       $182,395
  5,739     Nations International Equity Fund -- 9.8%...........................         81,717
     29     Nations Prime Fund -- 0.0%#.........................................             29
 30,215     Nations Short-Intermediate Government Fund -- 14.8%.................        123,579
 46,122     Nations Short-Term Income Fund -- 54.1%.............................        450,611
                                                                                       --------
            TOTAL INVESTMENT COMPANY SECURITIES (Cost $819,552).................        838,331
                                                                                       ========
TOTAL INVESTMENTS (Cost $819,552*)........................................ 100.6%       838,331
OTHER ASSETS AND LIABILITIES (NET)........................................ (0.6)        (4,979)
                                                                           -----       --------
NET ASSETS................................................................ 100.0%      $833,352
                                                                           =====       ========

---------------
*  Aggregate cost for Federal tax purposes.

# Amount represents less than 0.1%.











                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations LifeGoal Balanced Growth Portfolio

----------------------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                      SEPTEMBER 30, 1997 (UNAUDITED)
----------------------------------------------------------------------------------------------
                                                                                         VALUE
SHARES                                                                                (NOTE 1)
==============================================================================================
INVESTMENT COMPANY SECURITIES -- 100.0%
 68,163     Nations Diversified Income Fund -- 19.2%.........................       $  710,266
 12,596     Nations Emerging Growth Fund -- 5.7%.............................          212,111
 27,948     Nations Equity Income Fund -- 10.4%..............................          385,689
 34,840     Nations Global Government Income Fund -- 9.3%....................          343,175
378,839     Nations International Equity Fund -- 14.5%.......................          538,826
 16,133     Nations Managed SmallCap Index Fund -- 5.8%......................          214,082
     25     Nations Prime Fund -- 0.0%#......................................               25
 70,700     Nations Strategic Fixed Income Fund -- 19.0%.....................          704,883
 27,972     Nations Value Fund -- 16.1%......................................          595,530
                                                                                    ----------
            TOTAL INVESTMENT COMPANY SECURITIES (Cost $3,486,202)............        3,704,587
                                                                                    ==========
TOTAL INVESTMENTS (Cost $3,486,202*)................................... 100.0%       3,704,587
OTHER ASSETS AND LIABILITIES (NET)..................................... (0.0)          (1,360)
                                                                        -----       ----------
NET ASSETS............................................................. 100.0%      $3,703,227
                                                                        =====       ==========

---------------
* Aggregate cost for Federal tax purposes.

# Amount represents less than 0.1%.











                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations LifeGoal Growth Portfolio

-----------------------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                       SEPTEMBER 30, 1997 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                                                                                       VALUE
SHARES                                                                                (NOTE 1)
===============================================================================================
INVESTMENT COMPANY SECURITIES -- 99.8%
 31,894     Nations Disciplined Equity Fund -- 15.6%..........................       $  706,142
 42,192     Nations Emerging Growth Fund -- 15.7%.............................          710,518
 60,335     Nations International Equity Fund -- 19.0%........................          859,177
 36,124     Nations Managed SmallCap Index Fund -- 10.6%......................          479,372
 39,325     Nations Pacific Growth Fund -- 8.5%...............................          383,024
     19     Nations Prime Fund -- 0.0%#.......................................               19
 64,417     Nations Value Fund -- 30.4%.......................................        1,371,443
                                                                                     ----------
            TOTAL INVESTMENT COMPANY SECURITIES (Cost $4,191,670).............        4,509,695
                                                                                     ==========
TOTAL INVESTMENTS (Cost $4,191,670*).................................... 99.8%        4,509,695
OTHER ASSETS AND LIABILITIES (NET)......................................   0.2            9,828
                                                                         -----       ----------
NET ASSETS.............................................................. 100.0%      $4,519,523
                                                                         =====       ==========

---------------
* Aggregate cost for Federal tax purposes.

# Amount represents less than 0.1%.













                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

-------------------------------------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES                                        SEPTEMBER 30, 1997 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------

                                                                        NATIONS       NATIONS
                                                                        LIFEGOAL      LIFEGOAL      NATIONS
                                                                       INCOME AND     BALANCED      LIFEGOAL
                                                                         GROWTH        GROWTH        GROWTH
                                                                       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                       =====================================
ASSETS:
Investments, at value. See accompanying schedules (Note 1)..........    $838,331     $3,704,587    $4,509,695
Dividends receivable................................................       2,895          7,818            --
Receivable for Portfolio shares sold................................         351             --        25,470
Receivable for investment securities sold...........................      14,667         16,570            --
                                                                        ---------    ----------    ----------
     Total Assets...................................................     856,244      3,728,975     4,535,165
                                                                        ---------    ----------    ----------
LIABILITIES:
Investment advisory fee payable (Note 2)............................         418          1,792         1,092
Shareholder servicing and distribution fees payable (Note 3)........         315          2,103         2,680
Due to custodian....................................................       4,434            687            --
Payable for Portfolio shares redeemed...............................      15,000            147            --
Payable for investment securities purchased.........................       2,725         21,019        11,870
                                                                        ---------    ----------    ----------
     Total Liabilities..............................................      22,892         25,748        15,642
                                                                        ---------    ----------    ----------
NET ASSETS..........................................................    $833,352     $3,703,227    $4,519,523
                                                                        =========    ==========    ==========
Investments, at cost................................................    $819,552     $3,486,202    $4,191,670
                                                                        =========    ==========    ==========








                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

-------------------------------------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)                           SEPTEMBER 30, 1997 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
                                                                        NATIONS       NATIONS
                                                                        LIFEGOAL      LIFEGOAL      NATIONS
                                                                       INCOME AND     BALANCED      LIFEGOAL
                                                                         GROWTH        GROWTH        GROWTH
                                                                       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                       ======================================
NET ASSETS CONSIST OF:
Undistributed net investment income/(distributions in excess of net
  investment income)................................................    $    536     $    1,263    $     (456)
Accumulated net realized gain on investments........................       2,961         40,596        58,090
Net unrealized appreciation of investments..........................      18,779        218,385       318,025
Paid-in capital.....................................................     811,076      3,442,983     4,143,864
                                                                        --------     ----------    ----------
                                                                        $833,352     $3,703,227    $4,519,523
                                                                        ========     ==========    ==========
NET ASSETS:
Primary A Shares....................................................    $614,890     $2,516,605    $1,559,371
                                                                        ========     ==========    ==========
Primary B Shares....................................................          --     $   23,943    $    6,046
                                                                        ========     ==========    ==========
Investor A Shares...................................................    $139,083     $  405,413    $1,400,361
                                                                        ========     ==========    ==========
Investor B Shares...................................................    $ 52,559     $  182,129    $1,376,835
                                                                        ========     ==========    ==========
Investor C Shares...................................................    $ 26,820     $  575,137    $  176,910
                                                                        ========     ==========    ==========
SHARES OUTSTANDING:
Primary A Shares....................................................      58,620        227,043       126,906
                                                                        ========     ==========    ==========
Primary B Shares....................................................          --          2,160           492
                                                                        ========     ==========    ==========
Investor A Shares...................................................      13,259         36,576       114,046
                                                                        ========     ==========    ==========
Investor B Shares...................................................       5,010         16,433       112,054
                                                                        ========     ==========    ==========
Investor C Shares...................................................       2,557         51,879        14,431
                                                                        ========     ==========    ==========
PRIMARY A SHARES:
Net asset value, offering and redemption price per share............    $  10.49     $    11.08    $    12.29
                                                                        ========     ==========    ==========
PRIMARY B SHARES:
Net asset value, offering and redemption price per share............          --     $    11.08    $    12.29
                                                                        ========     ==========    ==========
INVESTOR A SHARES:
Net asset value, offering and redemption price per share............    $  10.49     $    11.08    $    12.28
                                                                        ========     ==========    ==========
INVESTOR B SHARES:
Net asset value, offering and redemption price per share............    $  10.49     $    11.08    $    12.29
                                                                        ========     ==========    ==========
INVESTOR C SHARES:
Net asset value and offering price per share*.......................    $  10.49     $    11.09    $    12.26
                                                                        ========     ==========    ==========

---------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.




                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

----------------------------------------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)
                                                                     NATIONS            NATIONS
                                                                   LIFEGOAL           LIFEGOAL          NATIONS
                                                                  INCOME AND          BALANCED         LIFEGOAL
                                                                    GROWTH             GROWTH           GROWTH
                                                                 PORTFOLIO(a)       PORTFOLIO(a)     PORTFOLIO(a)
                                                                 ===============================================
INVESTMENT INCOME:
Dividends....................................................       $16,470           $ 72,185          $ 29,757
                                                                    -------           --------          --------
EXPENSES:
Investment advisory fee (Note 2).............................           745              3,927             3,156
Shareholder servicing and distribution fees (Note 3):
  Primary B Shares...........................................            --                  9                 1
  Investor A Shares..........................................           183                371             1,386
  Investor B Shares..........................................            66                132               663
  Investor C Shares..........................................            51              1,577               509
                                                                    -------           --------          --------
     Total expenses..........................................         1,045              6,016             5,715
                                                                    -------           --------          --------
NET INVESTMENT INCOME........................................        15,425             66,169            24,042
                                                                    -------           --------          --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1
  AND 4):
Net realized gain on investments during the period...........            15              5,473             1,159
Capital gain distributions received..........................         2,325             34,565            53,699
Net unrealized appreciation of investments during the
  period.....................................................        23,793            291,629           400,169
                                                                    -------           --------          --------
Net realized and unrealized gain on investments..............        26,133            331,667           455,027
                                                                    -------           --------          --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........       $41,558           $397,836          $479,069
                                                                    =======           ========          ========

---------------
(a) Nations LifeGoal Income and Growth Portfolio's, Nations LifeGoal Balanced Growth Portfolio's and Nations LifeGoal Growth Portfolio's Investor B Shares commenced operations on August 7, 1997, August 13, 1997 and August 12, 1997, respectively.





                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

----------------------------------------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)
                                                                          NATIONS        NATIONS
                                                                         LIFEGOAL       LIFEGOAL       NATIONS
                                                                        INCOME AND      BALANCED       LIFEGOAL
                                                                          GROWTH         GROWTH         GROWTH
                                                                       PORTFOLIO(a)   PORTFOLIO(a)   PORTFOLIO(a)
                                                                       =========================================
Net investment income................................................    $ 15,425      $   66,169    $   24,042
Net realized gain on investments during the period...................          15           5,473         1,159
Capital gain distributions received..................................       2,325          34,565        53,699
Unrealized appreciation of investments during the period.............      23,793         291,629       400,169
                                                                         --------      ----------    ----------
Net increase in net assets resulting from operations.................      41,558         397,836       479,069
Distributions to shareholders from net investment income:
  Primary A Shares...................................................      (9,990)        (48,532)      (11,384)
  Primary B Shares...................................................          --            (165)           --
  Investor A Shares..................................................      (4,044)         (6,920)      (11,890)
  Investor B Shares..................................................        (466)           (902)           --
  Investor C Shares..................................................        (464)         (9,082)       (1,398)
Net increase in net assets from Portfolio share transactions
  (Note 5):
  Primary A Shares...................................................     373,163         150,083       423,118
  Primary B Shares...................................................          --          23,612         6,025
  Investor A Shares..................................................         786         281,773       521,273
  Investor B Shares..................................................      52,561         180,310     1,348,925
  Investor C Shares..................................................      25,589         510,140        73,356
                                                                         --------      ----------    ----------
Net increase in net assets...........................................     478,693       1,478,153     2,827,094
NET ASSETS:
Beginning of period..................................................     354,659       2,225,074     1,692,429
                                                                         --------      ----------    ----------
End of period........................................................    $833,352      $3,703,227    $4,519,523
                                                                         ========      ==========    ==========
Undistributed net investment income/(distributions in excess of net
  investment income) at end of period................................    $    536      $    1,263    $     (456)
                                                                         ========      ==========    ==========

---------------
(a) Nations LifeGoal Income and Growth Portfolio's, Nations LifeGoal Balanced Growth Portfolio's and Nations LifeGoal Growth Portfolio's Investor B Shares commenced operations on August 7, 1997, August 13, 1997 and August 12, 1997, respectively.





                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

----------------------------------------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED MARCH 31, 1997
                                                                         NATIONS        NATIONS
                                                                         LIFEGOAL       LIFEGOAL       NATIONS
                                                                        INCOME AND      BALANCED       LIFEGOAL
                                                                          GROWTH         GROWTH         GROWTH
                                                                       PORTFOLIO(a)   PORTFOLIO(a)   PORTFOLIO(a)
                                                                       =========================================
Net investment income................................................    $  2,297      $    8,648        1,982
Net realized gain/(loss) on investments during the period............         (34)           (146)       1,056
Capital gain distributions received..................................         655             704        2,176
Unrealized depreciation of investments during the period.............      (5,014)        (73,244)     (82,144)
                                                                         --------      ----------    ---------
Net decrease in net assets resulting from operations.................      (2,096)        (64,038)     (76,930)
Distributions to shareholders from net investment income:
  Primary A Shares...................................................      (1,688)         (7,739)      (1,219)
  Investor A Shares..................................................        (531)           (162)        (588)
  Investor C Shares..................................................          (3)            (52)          (1)
Net increase in net assets from Portfolio share transactions
  (Note 5):
  Primary A Shares...................................................     195,503       2,153,893      939,556
  Investor A Shares..................................................     132,419          95,005      707,365
  Investor C Shares..................................................         960          18,021       84,008
                                                                         --------      ----------    ---------
Net increase in net assets...........................................     324,564       2,194,928    1,652,191
NET ASSETS:
Beginning of period..................................................      30,095          30,146       40,238
                                                                         --------      ----------    ---------
End of period........................................................    $354,659      $2,225,074    1,692,429
                                                                         ========      ==========    =========
Undistributed net investment income at end of period.................    $     75      $      695          174
                                                                         ========      ==========    =========

---------------
(a) Nations LifeGoal Income and Growth Portfolio, Nations LifeGoal Balanced Growth Portfolio and Nations LifeGoal Growth Portfolio commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.







                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

---------------------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY
---------------------------------------------------------------------------------------------
                                               NATIONS LIFEGOAL INCOME AND GROWTH PORTFOLIO
                                                SIX MONTHS ENDED
                                             SEPTEMBER 30, 1997(b)           PERIOD ENDED
                                                  (UNAUDITED)             MARCH 31, 1997(a)
                                             ----------------------      --------------------
                                             SHARES        DOLLARS       SHARES      DOLLARS
                                             ================================================
PRIMARY A SHARES:
  Sold.....................................   51,839      $ 531,092      19,568      $197,843
  Issued as reinvestment of dividends......      548          5,666         169         1,688
  Redeemed.................................  (16,103)      (163,595)       (401)       (4,028)
                                             -------      ---------      ------      --------
  Net increase.............................   36,284      $ 373,163      19,336      $195,503
                                             =======      =========      ======      ========
INVESTOR A SHARES:
  Sold.....................................    4,143      $  42,720      13,267      $133,673
  Issued as reinvestment of dividends......      362          3,743          52           524
  Redeemed.................................   (4,390)       (45,677)       (175)       (1,778)
                                             -------      ---------      ------      --------
  Net increase.............................      115      $     786      13,144      $132,419
                                             =======      =========      ======      ========
INVESTOR B SHARES:
  Sold.....................................    4,965      $  52,094
  Issued as reinvestment of dividends......       45            467
                                             -------      ---------
  Net increase.............................    5,010      $  52,561
                                             =======      =========
INVESTOR C SHARES:
  Sold.....................................    2,436      $  25,325          96      $    960
  Issued as reinvestment of dividends......       45            464          --           --
  Redeemed.................................      (20)          (200)         --           --
                                             -------      ---------      ------      --------
  Net increase.............................    2,461      $  25,589          96      $    960
                                             =======      =========      ======      ========

---------------

(a) Nations LifeGoal Income and Growth Portfolio commenced operations on October 2, 1996. Shares were offered to the public on October 15, 1996.

(b) Nations LifeGoal Income and Growth Portfolio's Investor B Shares commenced operations on August 7, 1997.




                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

---------------------------------------------------------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                NATIONS LIFEGOAL BALANCED GROWTH PORTFOLIO              NATIONS LIFEGOAL GROWTH PORTFOLIO
                               SIX MONTHS ENDED                                    SIX MONTHS ENDED
                             SEPTEMBER 30, 1997(b)          PERIOD ENDED        SEPTEMBER 30, 1997(b)           PERIOD ENDED
                                  (UNAUDITED)            MARCH 31, 1997(a)           (UNAUDITED)             MARCH 31, 1997(a)
                             ---------------------     ----------------------   ----------------------     ----------------------
                             SHARES       DOLLARS      SHARES       DOLLARS     SHARES       DOLLARS       SHARES       DOLLARS
                             ====================================================================================================
PRIMARY A SHARES:
  Sold...................     26,293     $ 276,784     209,694     $2,155,343    55,163     $  633,449     102,688     $1,097,781
  Issued as reinvestment
    of dividends.........      4,479        48,239         770          7,739     1,001         11,426         118          1,220
  Redeemed...............    (16,279)     (174,940)       (914)        (9,189)  (20,865)      (221,757)    (15,199)      (159,445)
                             -------     ----------    -------     ----------   -------     ----------     -------     ----------
  Net increase...........     14,493     $ 150,083     209,550     $2,153,893    35,299     $  423,118      87,607     $  939,556
                             =======     ==========    =======     ==========   =======     ==========     =======     ==========
PRIMARY B SHARES:
  Sold...................      2,145     $  23,447                                  492     $    6,025
  Issued as reinvestment
    of dividends.........         15           165                                   --             --
  Redeemed...............         --            --                                   --             --
                             -------     ----------                             -------     ----------
  Net increase...........      2,160     $  23,612                                  492     $    6,025
                             =======     ==========                             =======     ==========
INVESTOR A SHARES:
  Sold...................     27,351     $ 283,710       9,407     $   94,998    60,958     $  679,692      67,184     $  707,978
  Issued as reinvestment
    of dividends.........        556         6,004          16            157       997         11,387          57            588
  Redeemed...............       (739)       (7,941)        (15)          (150)  (15,035)      (169,806)       (115)        (1,201)
                             -------     ----------    -------     ----------   -------     ----------     -------     ----------
  Net increase...........     27,168     $ 281,773       9,408     $   95,005    46,920     $  521,273      67,126     $  707,365
                             =======     ==========    =======     ==========   =======     ==========     =======     ==========
INVESTOR B SHARES:
  Sold...................     16,336     $ 179,241                              112,061     $1,349,010
  Issued as reinvestment
    of dividends.........         97         1,069                                   --             --
  Redeemed...............         --            --                                   (7)           (85)
                             -------     ----------                             -------     ----------
  Net increase...........     16,433     $ 180,310                              112,054     $1,348,925
                             =======     ==========                             =======     ==========
INVESTOR C SHARES:
  Sold...................     53,110     $ 542,213       1,998     $   20,417     6,254     $   72,153       8,070     $   84,008
  Issued as reinvestment
    of dividends.........        844         9,082           5             52       123          1,403          --             --
  Redeemed...............     (3,838)      (41,155)       (240)        (2,448)      (16)          (200)         --             --
                             -------     ----------    -------     ----------   -------     ----------     -------     ----------
  Net increase...........     50,116     $ 510,140       1,763     $   18,021     6,361     $   73,356       8,070     $   84,008
                             =======     ==========    =======     ==========   =======     ==========     =======     ==========

---------------

(a) The Portfolios commenced operations on October 2, 1996. Shares were offered to the public on October 15, 1996.

(b) Nations LifeGoal Balanced Growth Portfolio's and Nations LifeGoal Growth Portfolio's Investor B Shares commenced operations on August 13, 1997 and August 12, 1997, respectively.




                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

---------------------------------------------------------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                              PRIMARY A      PRIMARY A     INVESTOR A     INVESTOR A     INVESTOR B     INVESTOR C     INVESTOR C
                                SHARES        SHARES         SHARES         SHARES         SHARES         SHARES         SHARES
                              ----------     ---------     ----------     ----------     ----------     ----------     ----------
                              SIX MONTHS                   SIX MONTHS                      PERIOD       SIX MONTHS
                                ENDED         PERIOD         ENDED          PERIOD         ENDED          ENDED          PERIOD
                               09/30/97        ENDED        09/30/97        ENDED        09/30/97**      09/30/97        ENDED
                              (UNAUDITED)    03/31/97*     (UNAUDITED)    03/31/97*      (UNAUDITED)    (UNAUDITED)    03/31/97*
                             ====================================================================================================
NATIONS LIFEGOAL INCOME AND
  GROWTH PORTFOLIO
OPERATING PERFORMANCE:
Net asset value, beginning
  of period.................    $ 9.97         $10.03        $ 9.97         $10.03         $10.51         $ 9.97         $10.03
                                ------         ------        ------         ------         ------         ------         ------
Net investment income.......      0.32           0.32          0.26           0.31           0.06           0.20           0.31
Net realized and unrealized
  gain/(loss) on
  investments...............      0.50          (0.06)         0.55          (0.06)          0.01           0.60          (0.06)
                                ------         ------        ------         ------         ------         ------         ------
Net increase in net assets
  resulting from investment
  operations................      0.82           0.26          0.81           0.25           0.07           0.80           0.25
DISTRIBUTIONS:
Dividends from net
  investment income.........     (0.30)         (0.32)        (0.29)         (0.31)         (0.09)         (0.28)         (0.31)
                                ------         ------        ------         ------         ------         ------         ------
Total distributions.........     (0.30)         (0.32)        (0.29)         (0.31)         (0.09)         (0.28)         (0.31)
                                ------         ------        ------         ------         ------         ------         ------
Net asset value, end of
  period....................    $10.49         $ 9.97        $10.49         $ 9.97         $10.49         $10.49         $ 9.97
                                ======         ======        ======         ======         ======         ======         ======
Total return ++.............      8.30%          2.59%         8.16%          2.54%          0.71%          8.07%          2.54%
                                ======         ======        ======         ======         ======         ======         ======
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in 000's)................    $  615         $  223        $   13         $  131         $  131         $   27         $    1
Ratio of operating expenses
  to average net
  assets+++.................      0.25%+         0.25%+        0.50%+         0.50%+         1.25%+         0.91%+         0.75%+
Ratio of net investment
  income to average net
  assets....................      5.28%+         6.34%+        5.03%+         6.09%+         4.28%+         4.62%+         5.84%+
Portfolio turnover rate.....        27%             2%           27%             2%            27%            27%             2%


---------------
  * Nations LifeGoal Income and Growth Portfolio's Primary A Shares, Investor A Shares and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.
 ** Nations LifeGoal Income and Growth Portfolio's Investor B Shares commenced investment operations on August 7, 1997.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ The Portfolio's expenses do not include the expenses of the underlying funds.



                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

-------------------------------------------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                               PRIMARY A      PRIMARY A     PRIMARY B      INVESTOR A    INVESTOR A
                                                 SHARES        SHARES         SHARES         SHARES        SHARES
                                               ----------     ---------     ----------     ----------    ----------
                                               SIX MONTHS                     PERIOD       SIX MONTHS
                                                 ENDED         PERIOD         ENDED          ENDED         PERIOD
                                                09/30/97        ENDED       09/30/97**      09/30/97        ENDED
                                               (UNAUDITED)    03/31/97*     (UNAUDITED)    (UNAUDITED)    03/31/97*
                                               ====================================================================
NATIONS LIFEGOAL BALANCED GROWTH PORTFOLIO
OPERATING PERFORMANCE:
Net asset value, beginning of period.........    $ 9.95         $10.05        $10.95         $ 9.95         $10.05
                                                 ------         ------        ------         ------         ------
Net investment income........................      0.23           0.19          0.17           0.18           0.19
Net realized and unrealized gain/(loss) on
  investments................................      1.12          (0.10)         0.17           1.16          (0.10)
                                                 ------         ------        ------         ------         ------
Net increase in net assets resulting from
  investment operations......................      1.35           0.09           .34           1.34           0.09
DISTRIBUTIONS:
Dividends from net investment income.........     (0.22)         (0.19)         (.21)         (0.21)         (0.19)
                                                 ------         ------        ------         ------         ------
Total distributions..........................     (0.22)         (0.19)        (0.21)         (0.21)         (0.19)
                                                 ------         ------        ------         ------         ------
Net asset value, end of period...............    $11.08         $ 9.95        $11.08         $11.08         $ 9.95
                                                 ======         ======        ======         ======         ======
Total return++...............................     13.62%          0.90%        13.58%         13.51%          0.86%
                                                 ======         ======        ======         ======         ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's).........    $2,517         $2,114        $   24         $  405         $   94
Ratio of operating expenses to average net
  assets+++..................................      0.25%+         0.25%+        0.75%+         0.50%+         0.50%+
Ratio of net investment income to average net
  assets.....................................      4.34%+         3.94%+        3.84%+         4.09%+         3.69%+
Portfolio turnover rate......................         6%             1%            6%             6%             1%


                                              INVESTOR B    INVESTOR C     INVESTOR C
                                                SHARES        SHARES        SHARES
                                              ----------    ----------     ----------
                                                PERIOD      SIX MONTHS
                                                ENDED         ENDED         PERIOD
                                               09/30/97***   09/30/97        ENDED
                                               (UNAUDITED)  (UNAUDITED)    03/31/97*
                                               ====================================
NATIONS LIFEGOAL BALANCED GROWTH PORTFOLIO
OPERATING PERFORMANCE:
Net asset value, beginning of period.........   $10.88        $ 9.95         $10.05
                                                ------        ------         ------
Net investment income........................     0.04          0.16           0.19
Net realized and unrealized gain/(loss) on
  investments................................     0.23          1.17          (0.10)
                                                ------        ------         ------
Net increase in net assets resulting from
  investment operations......................     0.27          1.33           0.09

DISTRIBUTIONS:
Dividends from net investment income.........    (0.07)        (0.19)         (0.19)
                                                ------        ------         ------
Total distributions..........................    (0.07)        (0.19)         (0.19)
                                                ------        ------         ------
Net asset value, end of period...............   $11.08        $11.09         $ 9.95
                                                ======        ======         ======
Total return++...............................     2.49%        13.39%          0.85%
                                                ======        ======         ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's).........   $  182        $  575         $   18
Ratio of operating expenses to average net
  assets+++..................................     1.25% +       0.91%+         0.75%+
Ratio of net investment income to average net
  assets.....................................     3.34% +       3.68%+         3.44%+
Portfolio turnover rate......................        6 %           6%             1%

---------------
  * Nations LifeGoal Balanced Growth Portfolio's Primary A Shares, Investor A Shares and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.
 ** Please note that the performance shown for Primary B Shares includes the performance for Primary A Shares from their date of inception (10/2/96) through 8/4/97, plus the performance for Primary B Shares from 8/4/97 through 9/30/97. The expense structures for Primary A and Primary B Shares are similar, except that Primary B Shares are subject to a shareholder servicing fee of up to 60 basis points. This will result in a slight variance in the performance of Primary A and Primary B Shares.
*** Nations LifeGoal Balanced Growth Portfolio's Investor B Shares commenced investment operations on August 13, 1997.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ The Portfolio's expenses do not include the expenses of the underlying funds.




                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.
                                               PRIMARY A      PRIMARY A     PRIMARY B      INVESTOR A     INVESTOR A
                                                 SHARES        SHARES         SHARES         SHARES        SHARES
                                               ----------     ---------     ----------     ----------     ----------
                                               SIX MONTHS                     PERIOD       SIX MONTHS
                                                 ENDED         PERIOD         ENDED          ENDED         PERIOD
                                                09/30/97        ENDED       09/30/97**      09/30/97        ENDED
                                               (UNAUDITED)    03/31/97*     (UNAUDITED)    (UNAUDITED)    03/31/97*
                                               =====================================================================
NATIONS LIFEGOAL GROWTH PORTFOLIO
OPERATING PERFORMANCE:
Net asset value, beginning of period.........    $10.15         $10.06        $12.25         $10.15         $10.06
                                                 ------         ------        ------         ------         ------
Net investment income........................      0.13           0.12          0.13           0.10           0.12
Net realized and unrealized gain on
  investments................................      2.13           0.09          0.03           2.15           0.09
                                                 ------         ------        ------         ------         ------
Net increase in net assets resulting from
  investment operations......................      2.26           0.21          0.16           2.25           0.21

DISTRIBUTIONS:
Dividends from net investment income.........     (0.12)         (0.12)        (0.12)         (0.12)         (0.12)
                                                 ------         ------        ------         ------         ------
Total distributions..........................     (0.12)         (0.12)        (0.12)         (0.12)         (0.12)
                                                 ------         ------        ------         ------         ------
Net asset value, end of period...............    $12.29         $10.15        $12.29         $12.28         $10.15
                                                 ======         ======        ======         ======         ======
Total return++...............................     22.40%          2.10%        22.40%         22.24%          2.05%
                                                 ======         ======        ======         ======         ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's).........    $1,559         $  929        $    6         $1,400         $  681
Ratio of operating expenses to average net
  assets+++..................................      0.25%+         0.25%+        0.75%+         0.50%+         0.50%+
Ratio of net investment income to average net
  assets.....................................      2.10%+         1.11%+        1.60%+         1.85%+         0.86%+
Portfolio turnover rate......................        10%            25%           10%            10%            25%


                                              INVESTOR B    INVESTOR C     INVESTOR C
                                                SHARES        SHARES        SHARES
                                              ---------     ----------     ----------
                                                PERIOD      SIX MONTHS
                                                ENDED         ENDED         PERIOD
                                               09/30/97***   09/30/97        ENDED
                                               (UNAUDITED)  (UNAUDITED)    03/31/97*
                                               =====================================
NATIONS LIFEGOAL GROWTH PORTFOLIO
OPERATING PERFORMANCE:
Net asset value, beginning of period.........  $11.98         $10.15         $10.06
                                               ------         ------         ------
Net investment income........................    0.01           0.08           0.11
Net realized and unrealized gain on
  investments................................    0.30           2.14           0.09
                                               ------         ------         ------
Net increase in net assets resulting from
  investment operations......................    0.31           2.22           0.20

DISTRIBUTIONS:
Dividends from net investment income.........   (0.00)         (0.11)         (0.11)
                                               ------         ------         ------
Total distributions..........................   (0.00)         (0.11)         (0.11)
                                               ------         ------         ------
Net asset value, end of period...............  $12.29         $12.26         $10.15
                                               ======         ======         ======
Total return++...............................    2.59%         21.97%          2.01%
                                               ======         ======         ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's).........  $1,377         $  177         $   82
Ratio of operating expenses to average net
  assets+++..................................    1.25%+         0.91%+         0.75%+
Ratio of net investment income to average net
  assets.....................................    1.10%+         1.44%+         0.61%+
Portfolio turnover rate......................      10%            10%            25%

---------------
  * Nations LifeGoal Growth Portfolio's Primary A Shares, Investor A Shares and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.
 ** Please note that the performance shown for Primary B Shares includes the performance for Primary A Shares from their date of inception (10/2/96) through 9/19/97, plus the performance for Primary B Shares from 9/19/97 through 9/30/97. The expense structures for Primary A and Primary B Shares are similar, except that Primary B Shares are subject to a shareholder servicing fee of up to 60 basis points. This will result in a slight variance in the performance of Primary A and Primary B Shares.
*** Nations LifeGoal Growth Portfolio's Investor B Shares commenced investment operations on August 12, 1997.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ The Portfolio's expenses do not include the expenses of the underlying funds.



                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Nations LifeGoal Funds, Inc. (the "Company") was organized as a Maryland Corporation on July 3, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company was established in order to offer a range of asset allocation and diversification strategies to accommodate different investment philosophies and goals. The Company offers three Portfolios: Nations LifeGoal Income and Growth Portfolio, Nations LifeGoal Balanced Growth Portfolio, and Nations LifeGoal Growth Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). The Portfolios invest in other mutual funds (the "Underlying Funds") sponsored by Stephens Inc. ("Stephens") and managed by NationsBanc Advisors, Inc. ("NBAI"). The Portfolios offer five classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares and Investor C Shares. As of September 30, 1997, Nations LifeGoal Income and Growth Portfolio's Primary B Shares have not been issued to the public. Shareholders of a Portfolio have equal voting rights on matters affecting all shareholders of the Portfolio. In addition, each class of shares of a Portfolio has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities Valuation: Investments in the Underlying Funds are valued at the price of each Primary A Share of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold. Distributions from the Underlying Funds are recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Dividends and Distributions to Shareholders: It is the policy of each Portfolio to declare and pay dividends from net investment income each calendar quarter. Each Portfolio will distribute net realized capital gains (including net short-term capital gains), at least annually after the fiscal year in which the income is earned, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing characterization of distributions made by a Portfolio as a whole.

Federal Income Tax: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

Expenses: General expenses of the Company are allocated to the relevant Portfolios based upon relative net assets. In addition, the Portfolios indirectly bear their pro rata share of expenses of the Underlying Funds. Operating expenses directly attributable to a Portfolio or class of shares are charged to that Portfolio's or class' operations. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes based on the relative net assets of each class of shares.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

The Company has, on behalf of its Portfolios, entered into an investment advisory agreement (the "Investment Advisory Agreement") with NBAI, a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), pursuant to which NBAI provides investment advisory services to the Portfolios. Under the terms of this Investment Advisory Agreement, NBAI is entitled to receive advisory fees at the annual rate of 0.25% of the average daily net assets of each Portfolio and has agreed to bear all fees and expenses of the Portfolios (other than the management fee payable under the agreement, taxes,

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

brokerage fees and commissions, extraordinary expenses, and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees).

The Company has, on behalf of its Portfolios, entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank. Under the terms of the Sub-Advisory Agreement, TradeStreet is entitled to receive a sub-advisory fee from NBAI at the annual rate of 0.05% of the average daily net assets of each Portfolio.

Stephens serves as the administrator of the Company pursuant to an administration agreement (the "Administration Agreement"). Stephens receives no compensation from the Portfolios for its services as administrator.

NationsBank of Texas, N.A. ("NationsBank of Texas") acts as the custodian for the Portfolios. First Data Investor Services Group, Inc.("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the transfer agent for the Portfolios' shares. NationsBank of Texas acts as the sub-transfer agent for the Primary Shares of the Portfolios.

NBAI may, from time to time, voluntarily reduce their fees payable by each Portfolio. For the six months ended September 30, 1997, NBAI did not waive any fees.

Stephens also serves as distributor of the Portfolios' shares. For the six months ended September 30, 1997, the Portfolios were informed that the distributor received no contingent deferred sales charges from shares which were subject to such charges.

No officer, director or employee of NationsBank, NBAI, TradeStreet, Stephens, First Data or any affiliate thereof, receives any compensation from the Company for serving as a director or officer of the Company. NBAI pays each unaffiliated Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Portfolio and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. NBAI also reimburses expenses incurred by each unaffiliated Director in attending such meetings.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Company has adopted a shareholder administration plan (the "Administration Plan") for Primary B Shares of each Portfolio; shareholder servicing and distribution plan pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares of each Portfolio ("Investor A Plan"); a shareholder servicing plan ("Servicing Plan") for Investor B Shares and Investor C Shares of each Portfolio; and a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 for Investor B Shares and Investor C Shares of each Portfolio (collectively, the "Plans"). The Administration Plan permits the Portfolios to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The Investor A Plan permits the Portfolios to compensate (i) servicing agents and selling agents that have entered into a servicing agreement with the Portfolios for services provided to their customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. The Servicing Plan permits the Portfolios to compensate servicing agents for services provided to their customers that own Investor B Shares and Investor C Shares. The Distribution Plan permits the Portfolios to compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Portfolios' Investor B Shares and Investor C Shares. Payments under the Plans are accrued daily and paid monthly at a rate set, from time to time, by the Portfolios. Fees incurred pursuant to the Plans are charged as expenses of each Portfolio directly to the Primary B Shares, Investor A Shares, Investor B Shares and Investor C Shares, respectively.

For the six months ended September 30, 1997, the effective rates incurred by the Portfolios, as a percentage of average daily net assets, pursuant to the Plans were as follows:

                                             PRIMARY B                    INVESTOR B    INVESTOR B    INVESTOR C    INVESTOR C
                                           ADMINISTRATION   INVESTOR A   DISTRIBUTION   SERVICING    DISTRIBUTION   SERVICING
                  FUND                          PLAN           PLAN          PLAN          PLAN          PLAN          PLAN
------------------------------------------------------------------------------------------------------------------------------
Nations LifeGoal Income and Growth
  Portfolio..............................       0.50%          0.25%         0.25%         0.75%         0.58%         0.08%
Nations LifeGoal Balanced Growth
  Portfolio..............................       0.50%          0.25%         0.25%         0.75%         0.58%         0.08%
Nations LifeGoal Growth Portfolio........       0.50%          0.25%         0.25%         0.75%         0.58%         0.08%

A substantial portion of the fees paid pursuant to the Plans described above are paid to affiliates of NationsBank and NBAI.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

4.  PURCHASES AND SALES OF SECURITIES.

The aggregate cost of purchases and proceeds from sales of the Underlying Funds for the six months ended September 30, 1997 were as follows:

                                                             PURCHASES       SALES
                                                             =======================
    Nations LifeGoal Income and Growth Portfolio...........  $  624,191     $164,481
    Nations LifeGoal Balanced Growth Portfolio.............   1,375,306      193,691
    Nations LifeGoal Growth Portfolio......................   2,717,113      270,340

At September 30, 1997, aggregate gross unrealized appreciation/(depreciation) of the Underlying Funds for tax purposes were as follows:

                                                         TAX BASIS        TAX BASIS
                                                         UNREALIZED       UNREALIZED
                                                        APPRECIATION     DEPRECIATION
                                                        =============================
    LifeGoal Income and Growth Portfolio..............    $ 18,779         $     --
    LifeGoal Balanced Growth Portfolio................     218,776              391
    LifeGoal Growth Portfolio.........................     347,136           29,111

5.  CAPITAL STOCK.

As of September 30, 1997, 1,200,000,000 shares of $.001 par value capital stock were authorized for the Company. The Company's Articles of Incorporation authorizes the Board of Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

6.  PRINCIPAL SHAREHOLDERS.

At September 30, 1997, shareholders holding more than 10% of shares outstanding are as follows:

                                                                                         % OF TOTAL
                     FUND                                 NUMBER OF SHAREHOLDERS     SHARES OUTSTANDING
                     ----                                 ----------------------     ------------------
    Nations LifeGoal Income and Growth Portfolio........             2                       75%
    Nations LifeGoal Balance Growth Portfolio...........             2                       77%
    Nations LifeGoal Growth Portfolio...................             1                       13%

7.  RISK FACTORS OF THE PORTFOLIOS.

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until NBAI determines that it is appropriate to dispose of such securities.

Each of the Underlying Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, derivative securities including futures contracts, options, interest rate and currency swap transactions, and various other investment vehicles each with inherent risks.

The officers and directors of the Company also serve as officers and directors of the Underlying Funds. In addition, NBAI, TradeStreet and NationsBank of Texas are all wholly-owned subsidiaries of NationsBank. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolios and Underlying Funds.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)
--------------------------------------------------------------------------------

From time to time, one or more of the Underlying Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by NBAI. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transactions costs. NBAI, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. NBAI may, nevertheless, face conflicts in fulfilling its responsibilities to both the Portfolios and Underlying Funds.





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